Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
Small Company Growth Portfolio (Prospectus Summary): | Small Company Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Small Company Growth Portfolio (Class II)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

October 4, 2011

The Universal Institutional Portfolios, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Portfolios, Inc. Prospectus, dated April 29, 2011 of:

Small Company Growth Portfolio (Class II)

Investment Strategy, Heading	rr_StrategyHeading	The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Small Company Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
SupplementClosingTextBlock	ck0001011378_Supplementclosingtextblock	Please retain this supplement for future reference.